Issued Capital and Reserves (Tables)	3 Months Ended
Mar. 31, 2025
Issued Capital and Reserves
Schedule of total shares

Common shares issued and outstanding at December 31, 2024	224,338,257
Share issuances for option exercises and RSU releases between January to March 2025	821,105
Common shares issued and outstanding at March 31, 2025	225,159,362

Common shares issued and outstanding at December 31, 2023	223,988,675
Share issuances for option exercises and RSU releases between January to March 2024	317,005
Common shares issued and outstanding at March 31, 2024	224,305,680